LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
10.	LAND USE RIGHTS, NET

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Cost
Beginning of year	28,237	38,392	6,100
Additions	10,155	—	—

End of year	38,392	38,392	6,100

Accumulated amortization
Beginning of year	(2,025)	(2,592)	(412)
Charge for the year	(567)	(679)	(108)

End of year	(2,592)	(3,271)	(520)

Net book value, end of year	35,800	35,121	5,580

As of December 31, 2010 and 2011, land use right with carrying value of RMB20,720,033 and RMB5,856,399(US$930,488), respectively, was pledged as securities for the Group’s short-term bank loans (Note 14).

As of December 31, 2010 and 2011, certain land use right with carrying value of RMB5,867,564 and RMB5,856,399(US$930,488), respectively, formed part of the purchase consideration payable pursuant to an equity purchase agreement and was expected to be transferred to SDPP, a wholly-owned subsidiary of the former non-controlling owner of Penglai Nuokang, in year 2014 (Note 4).

For each of the next five years starting from January 1, 2012, annual amortization expenses of the land use rights is expected to be RMB679,420 (US$107,949).